Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Endesa Energia S.A. [Member] | Gas Sales [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			$ 10,394,146
Enel Americas S.A. [Member] | Other Services Rendered [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 4,748,244	$ 5,071,453	4,737,522
GNL Chile S.A. [Member] | Fuel Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(99,801,403)	(131,521,989)	(194,163,392)
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(1,954,523)	(11,758,824)
Sociedad Almeyda Solar Spa [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(1,052,840)	(4,306,145)
Enel S.p.A [Member] | Technical Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,110,257)
Enel Italia Servizi [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(2,230,668)
Enel Green Power Del Sur S P A [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(30,205,373)	(104,865,684)
Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(3,349,525)	(16,630,422)
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(4,448,833)	(25,959,608)
Enel Global Trading S.p.A [Member] | Technical Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,634,832)	(1,213,116)
Enel Global Trading S.p.A [Member] | Gas Sales [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	58,352,346	34,701,425	21,484,590
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(12,118,800)	7,584,772	$ 18,311,343
Enel Italy IT [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(4,111,525)
Enel Italy IT [Member] | Other Services Rendered [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,089,599)
Enel Italy S.R.L. GLO [Member] | Technical Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,750,306)
Enel Global Thermal Generation S.r.l. [Member] | Other Fixed Operating Expenses [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(1,845,425)
Enel Finance International NV [Member] | Financial Expense [Member] | Holland [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(31,328,749)	(23,253,535)
Enel Green Power Spa IT [Member] | Technical Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		$ (4,257,363)
Enel Green Power Spa GLO [Member] | Technical Services [Member] | Italy [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (3,898,762)